Accounts receivable and others (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Accounts Receivable and Others [Abstract]
Beginning balance	R$ 1,159	R$ 866
Set-up of provision	213
Accrual of provision	3,782	397
Write-off or reversal	(3,938)	(104)
Ending balance	R$ 1,216	R$ 1,159